Convertible notes payable (Tables)	12 Months Ended
Dec. 31, 2023
Convertible notes payable
Schedule Of Convertible notes payable
	As of December 31,
	2022	2023
	RMB’000	RMB’000

Liability component on initial recognition	7,415	7,264
Issuance of convertible notes		7,269
Interest accrued	360	632
Notes converted to ADS	(517	(4,202)
Repayment and balance adjustments		(1,169)
Exchange difference	6	217
Total	7,264	10,011